VESSELS AND EQUIPMENT, NET - Schedule of Movements in Vessels and Equipment (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the end of the year	$ 3,622,364
Vessels and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the end of the year	3,574,469
Drydock component
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the end of the year	47,895
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	4,517,155
Additions	10,581
Transferred from newbuildings	193,889
Disposals	(237,835)
Property, plant and equipment at the end of the year	4,483,790
Cost | Vessels and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	4,390,718
Additions	5,152
Transferred from newbuildings	191,133
Disposals	(230,194)
Property, plant and equipment at the end of the year	4,356,809
Cost | Drydock component
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	126,437
Additions	5,429
Transferred from newbuildings	2,756
Disposals	(7,641)
Property, plant and equipment at the end of the year	126,981
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	(866,503)
Charge for the period	(112,212)
Disposals	117,289
Property, plant and equipment at the end of the year	(861,426)
Accumulated depreciation | Vessels and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	(790,346)
Charge for the period	(103,512)
Disposals	111,518
Property, plant and equipment at the end of the year	(782,340)
Accumulated depreciation | Drydock component
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	(76,157)
Charge for the period	(8,700)
Disposals	5,771
Property, plant and equipment at the end of the year	$ (79,086)